Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas
Revenue	₽ 51,502	₽ 41,135	₽ 40,622
Continuing and discontinued operations
Disclosure of geographical areas
Revenue			43,236
Russia
Disclosure of geographical areas
Revenue	45,826	36,988
Russia | Continuing and discontinued operations
Disclosure of geographical areas
Revenue			33,283
Other CIS
Disclosure of geographical areas
Revenue	3,179	2,313
Other CIS | Continuing and discontinued operations
Disclosure of geographical areas
Revenue			1,746
EU
Disclosure of geographical areas
Revenue	1,002	508
EU | Continuing and discontinued operations
Disclosure of geographical areas
Revenue			2,748
Other countries
Disclosure of geographical areas
Revenue	₽ 1,495	₽ 1,326
Other countries | Continuing and discontinued operations
Disclosure of geographical areas
Revenue			₽ 5,459